SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment Reporting Information [Line Items]
Net Revenue	$ 81,529	¥ 531,980	¥ 583,909	¥ 531,508
Cost of revenues	(59,386)	(387,490)	(388,894)	(338,143)
GROSS PROFIT	22,143	144,490	195,015	193,365
OPERATING EXPENSES
Selling and marketing	(8,024)	(52,355)	(55,721)	(43,751)
General and administrative	(26,710)	(174,283)	(194,417)	(132,718)
Research and development	(874)	(5,703)	(3,793)	(1,513)
Impairment loss	(5,624)	(36,699)	(38,754)
Total operating expenses	(41,232)	(269,040)	(292,685)	(177,982)
OPERATING INCOME (LOSS)	(19,089)	(124,550)	(97,670)	15,383
OTHER INCOME (EXPENSE)
Interest income	1,456	9,501	5,379	6,652
Foreign exchange gain, net	150	980	23	372
Other (loss) income, net	(191)	(1,244)	396	1,447
Gain on disposal of subsidiaries	115	752
Gain on the bargain purchase	6,172	40,273
Gain from derecognition of liabilities	602	3,926		15,226
Gain from deregistration of subsidiaries	608	3,967	1,841	2,858
Gain on sale of investment available for sale	533	3,476	1,200	1,056
Total other income	9,445	61,631	10,161	33,055
TOTAL ASSETS	$ 160,876		1,020,799		¥ 1,049,717
Consolidated
Segment Reporting Information [Line Items]
Net Revenue		531,980	583,909	531,508
Cost of revenues		(387,490)	(388,894)	(338,143)
GROSS PROFIT		144,490	195,015	193,365
OPERATING EXPENSES
Selling and marketing		(48,004)	(49,124)	(38,237)
General and administrative		(123,283)	(131,491)	(94,485)
Research and development		(1,286)	(245)	(487)
Impairment loss		(36,699)	(38,754)
Unallocated corporate expenses		(59,768)	(73,071)	(44,773)
Total operating expenses		(269,040)	(292,685)	(177,982)
OPERATING INCOME (LOSS)		(124,550)	(97,670)	15,383
OTHER INCOME (EXPENSE)
Interest income		3,647	2,562	4,125
Foreign exchange gain, net		33	25	38
Other (loss) income, net		(3,545)	2,868	8,480
Gain on disposal of subsidiaries		752
Gain on the bargain purchase		40,273
Gain from derecognition of liabilities		4,073		4,254
Gain from deregistration of subsidiaries			562	2,858
Loss from deregistration of subsidiaries		(22)
Gain on sale of investment available for sale		2,988	1,043	512
Unallocated corporate other income		13,432	3,101	12,788
Total other income		61,631	10,161	33,055
INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS		(62,919)	(87,509)	48,438
TOTAL ASSETS			1,020,799	910,219	1,049,717
Segment assets
OTHER INCOME (EXPENSE)
TOTAL ASSETS			811,589	725,680	855,413
Unallocated corporate assets
OTHER INCOME (EXPENSE)
TOTAL ASSETS			209,210	184,539	194,304
K-12 Schools [Member]
Segment Reporting Information [Line Items]
Net Revenue		291,539	313,747	277,790
Cost of revenues		(188,628)	(197,064)	(178,645)
GROSS PROFIT		102,911	116,683	99,145
OPERATING EXPENSES
Selling and marketing		(1,471)	(1,361)	(1,286)
General and administrative		(44,288)	(44,271)	(46,041)
Research and development		(41)
Total operating expenses		(45,800)	(45,632)	(47,327)
OPERATING INCOME (LOSS)		57,111	71,051	51,818
OTHER INCOME (EXPENSE)
Interest income		660	1,412	3,859
Other (loss) income, net		(105)	(82)	3,404
Gain on sale of investment available for sale		2,988	1,043	512
Total other income		3,543	2,373	7,775
INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS		60,654	73,424	59,593
TOTAL ASSETS			345,427	373,671	407,157
K-12 Schools [Member] | Segment assets
OTHER INCOME (EXPENSE)
TOTAL ASSETS			345,427	373,671	407,157
CP&CE Programs
Segment Reporting Information [Line Items]
Net Revenue		240,441	270,162	253,718
Cost of revenues		(198,862)	(191,830)	(159,498)
GROSS PROFIT		41,579	78,332	94,220
OPERATING EXPENSES
Selling and marketing		(46,533)	(47,763)	(36,951)
General and administrative		(78,995)	(87,220)	(48,444)
Research and development		(1,245)	(245)	(487)
Impairment loss		(36,699)	(38,754)
Total operating expenses		(163,472)	(173,982)	(85,882)
OPERATING INCOME (LOSS)		(121,893)	(95,650)	8,338
OTHER INCOME (EXPENSE)
Interest income		2,987	1,150	266
Foreign exchange gain, net		33	25	38
Other (loss) income, net		(3,440)	2,950	5,076
Gain on disposal of subsidiaries		752
Gain on the bargain purchase		40,273
Gain from derecognition of liabilities		4,073		4,254
Gain from deregistration of subsidiaries			562	2,858
Loss from deregistration of subsidiaries		(22)
Total other income		44,656	4,687	12,492
INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS		¥ (77,237)	(90,963)	20,830
TOTAL ASSETS			466,162	352,009	448,256
CP&CE Programs | Segment assets
OTHER INCOME (EXPENSE)
TOTAL ASSETS			¥ 466,162	¥ 352,009	¥ 448,256